Transactions with Related Parties - Ocean Rig (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended		5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2015	May. 06, 2015	May. 08, 2014	Jun. 04, 2015	Aug. 13, 2015	Jul. 21, 2014	Oct. 15, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014
Variable rate basis								LIBOR
Interest, amortization and write-off of financing fees on loan from affiliate								$ 3,642	$ 0	$ 0
Dividends paid to shareholders other than Dryships								20,526	30,563	$ 0
Ocean Rig UDW Inc.
Date of dividend record	Mar. 10, 2015	May 22, 2015	May 20, 2014			Aug. 01, 2014	Oct. 31, 2014
Date of dividend payment	Mar. 31, 2015	May 31, 2015	May 31, 2014			Aug. 31, 2014	Nov. 30, 2014
Share price per dividend paid	$ 0.19	$ 0.19	$ 0.19			$ 0.19	$ 0.19
Dividends paid to shareholders other than Dryships								$ 20,526	$ 30,563
Ocean Rig | Loan from Affilliate
Unsecured debt											$ 120,000
Variable rate basis								LIBOR
Maturity Date Of Loan								May 2016
Ocean Rig | $120,000 unsecured facility | Loan from Affilliate
Debt Facility Amount Exchanged				$ 40,000
Ownership in Ocean Rig				4,444,444
Number of Ocean Rig shares pledged as security				20,555,556
Interest, amortization and write-off of financing fees on loan from affiliate								$ 3,281
Ocean Rig | $120,000 Exchangeable Promissory Note | Loan from Affilliate
Debt Facility Amount Exchanged					$ 80,000
Ownership in Ocean Rig					17,777,778
Release of shares pledged as collateral					2,777,778